Short-term Investments	12 Months Ended
Dec. 31, 2012
Short-term Investments
4.	Short-term Investments

Nucor’s short-term investments held as of December 31, 2012 consisted of certificates of deposit (CDs) and are classified as available-for-sale. The interest rates on the certificates of deposit are fixed at inception.

At December 31, 2011, Nucor’s short-term investments consisted of CDs, corporate debt, Federal Home Loan Bank (FHLB) obligations and variable rate demand notes (VRDNs), all of which were classified as available-for-sale. The investments in corporate debt were debt securities issued by a financial institution that management believes have low credit risk. FHLB consolidated obligations carry high credit ratings from both Moody’s and Standard & Poor’s. VRDNs are variable rate bonds tied to short-term interest rates with stated original maturities in excess of 90 days. All of the VRDNs in which Nucor invested were secured by a direct-pay letter of credit issued by financial institutions that management believes have low credit risk. Nucor could receive the principal invested and interest accrued thereon no later than seven days after notifying the financial institution that Nucor elected to tender the VRDNs. The interest rates on the CDs and the coupon rates on the corporate debt and FHLBs were fixed at inception, and the VRDNs traded at par value.

No realized or unrealized gains or losses were incurred in 2012, 2011 or 2010.

The following is a summary of the short-term investments held at December 31, 2012 and 2011:

	(In thousands) December 31,
	2012	2011

Certificates of deposit	$104,167	$775,000
Corporate debt	-	103,506
Federal Home Loan Bank obligations	-	185,500
Variable rate demand notes	-	298,635

	$104,167	$1,362,641

The contractual maturities of all of the CDs outstanding at December 31, 2012 are in 2013.